Cover Page	May 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2020
Entity Registrant Name	FIVE9, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36383
Entity Tax Identification Number	94-3394123
Entity Address, Address Line One	Bishop Ranch 8
Entity Address, Address Line Two	4000 Executive Parkway,
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	San Ramon,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94583
City Area Code	925
Local Phone Number	201-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	FIVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001288847
Amendment Flag	false